SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings at March 31, 2017 and 2018 are comprised of the following:

	March 31,
	2017	2018
Average interest rates on loans from banks and others (%)	9.02	8.50

	March 31,
	2017	2018

	(Yen in millions)
Unsecured	¥191	¥145

Long-Term Debt

Long-term debt at March 31, 2017 and 2018 are comprised of the following:

	March 31,
	2017	2018
Range of interest rates on loans from banks and others (%)	0.65-6.45	2.00-6.30

	March 31,
	2017	2018

	(Yen in millions)
Secured	¥24,383	¥26,338
Unsecured	261	3,192

Subtotal	24,644	29,530
Less, portion due within one year	(8,235)	(9,293)

Total	¥16,409	¥20,237

Aggregate Maturities of Long-Term Debt	Aggregate maturities of long-term debt at March 31, 2018 are as follows:

Years ending March 31,	(Yen in millions)
2020	¥9,732
2021	5,195
2022	3,419
2023	1,544
2024 and thereafter	347

Total	¥20,237

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation for loans from banks at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018

	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥1,418	¥1,388